Other Current Assets, Net	12 Months Ended
Dec. 31, 2012
Other Current Assets Disclosure [Abstract]
Other Current Assets, Net
Other Current Assets, Net
Other current assets, net, consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Prepaid expenses	$23,186	$18,113
Accounts receivable - vendors, net	38,459	48,568
Accounts receivable - franchisees, net	2,019	2,396
Accounts receivable - other, net	7,498	11,869
Other current assets, net	32,159	23,427
	$103,321	$104,373